QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 08/31
                       -------------------------------

                      Date of reporting period: 11/30/06
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Fund;
GenomicsFund; and
Third Millennium Russia Fund.

                                 CSI EQUITY FUND
                              SCHEDULE OF PORTFOLIO
                                   INVESTMENTS
                                November 30, 2006
                                   (unaudited)

Number                                                     Market
of
Shares                   Description                       Value
---------         -----------------------------           -----------

           COMMON STOCKS:                        99.28%

           BANKING:                              15.02%


 115,700   Banco De Santander  ADR                       $2,114,996

  34,300   Bank America                                   1,847,055

  43,700   Danske Bank AS                                 1,824,475

  39,300   DBS Group Holdings ADR                         2,142,801

  20,200   HSBC Holdings ADR                              1,878,600

  12,800   National Australia Bank                        1,970,304

  32,600   Wachovia Corp.                                 1,766,594

  51,000   Wells Fargo & Co.                              1,797,240
                                                          -----------

                                                          15,342,065
                                                          -----------

           BEVERAGES:                             3.26%
  33,000   Anheuser Busch Cos.                             1,567,830
  28,400   Pepsico Inc.                                    1,759,948
                                                          -----------
                                                           3,327,778
                                                          -----------

           COMPUTER AND PERIPHERALS:              2.26%
  86,000   Cisco Systems, Inc.                             2,311,680
                                                          -----------

           COMPUTER SOFTWARE/SERVICES:            5.46%
  33,000   Infosys Technologies Limited-SP ADR             1,766,490
  67,600   Microsoft Corp.                                 1,982,708
  35,000   SAP ADR                                         1,827,700
                                                          -----------
                                                           5,576,898
                                                          -----------

           DRUG AND MEDICAL:                      6.75%
  37,000   Abbott Laboratories                             1,726,420
  24,300   Amgen, Inc.                                     1,725,300
  28,000   Johnson & Johnson                               1,845,480
  58,225   Pfizer Inc.                                     1,600,605
                                                          -----------
                                                           6,897,805
                                                          -----------

           ELECTRONICS/EQUIPMENT:                 7.33%
  37,500   Canon Inc. ADR                                  1,973,625
  22,000   Emerson Electric Co.                            1,907,400
  53,200   General Electric Corp.                          1,876,896
  33,300   Medtronic Inc.                                  1,735,929
                                                          -----------
                                                           7,493,850
                                                          -----------

           FINANCIAL:                             5.46%
  28,700   American International                          2,018,184
  29,300   State Street Corp                               1,820,409
  76,500   Western Union Co.                               1,744,200
                                                          -----------
                                                           5,582,793
                                                          -----------
           FOOD:                                  7.60%
  25,000   Diageo PLC ADR                                  1,932,250
  21,800   Nestle S.A. ADR                                 1,924,251
  57,900   Sysco Corp.                                     2,075,715
  35,000   William Wrigley Jr. Company                     1,835,400
                                                          -----------
                                                           7,767,616
                                                          -----------

           HOUSEHOLD:                             3.61%
   6,800   Kao Corporation ADR                             1,834,421
  29,600   Proctor & Gamble                                1,858,584
                                                          -----------
                                                           3,693,005
                                                          -----------

           MANUFACTURING:                         5.75%
  43,700   Dupont EI                                       2,050,841
  23,700   3M Co.                                          1,930,602
  29,300   United Technologies                             1,890,729
                                                          -----------
                                                           5,872,172
                                                          -----------

           MATERIALS:                             1.73%
  42,700   BHP Billiton LTD ADR                            1,769,061
                                                          -----------


           MULTI-MEDIA:                           1.75%
  54,000   Walt Disney Co.                                 1,784,700
                                                          -----------

           OIL:                                   8.50%
  15,200   BASF AG - ADR                                   1,407,672
  25,400   BP Amoco ADR                                    1,729,232
  26,800   Conocophillips                                  1,803,640
  27,500   Schlumberger Ltd.                               1,883,200
  26,100   Total Fina ADR                                  1,865,106
                                                          -----------
                                                           8,688,850
                                                          -----------

           RETAIL:                                9.75%
  56,700   Avon Products                                   1,850,688
  40,000   Bed Bath & Beyond                               1,550,000
  33,500   Costco Wholesale                                1,750,710
  45,300   Home Depot Inc.                                 1,720,041
  16,000   Nike, Inc. Class B                              1,583,200
  33,000   Walmart                                         1,521,300
                                                          -----------
                                                           9,975,939
                                                          -----------

           TELECOMMUNICATIONS:                    4.00%
  55,700   China Telecom Ltd Adr                           2,350,540
  37,000   Hutchison Whampoa ADR                           1,738,575
                                                          -----------
                                                           4,089,115
                                                          -----------

           TRANSPORTATION:                        7.12%
  15,500   Fedex Corporation                               1,789,165
  24,000   Harley-Davidson                                 1,770,480
  22,200   Johnson Controls Inc.                           1,805,526
  16,000   Toyota Motor ADR                                1,920,800
                                                          -----------
                                                           7,285,971
                                                          -----------

           UTILITIES:                             3.92%
  42,400   EON AG ADR                                      1,818,960
  41,000   FPL Group                                       2,185,300
                                                          -----------
                                                           4,004,260
                                                          -----------


           Total Securities                      99.28%   101,463,558
           Cash and Cash Equivalents              0.72%       733,548
                                                 -------  -----------
           Total Investments                     100.00% $102,197,106
                                                 =======  ===========

                                  GENOMICSFUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                November 30, 2006
                                   (unaudited)

Number
of                                                             Market
Shares    Security Description                                 Value
-------------------------------------------------------       ----------

           COMMON STOCKS:                              100.41%

           BIOPHARMACEUTICALS & BIOTHERAPEUTICS:       30.91%
           (companies with FDA approved products)

   7,000   Celegene Corp.                                  $  390,110

   8,600   Genentech, Inc.                                    703,050

   5,300   Gilead Sciences Inc.                               349,376

  10,700   Telik, Inc.                                        182,007
                                                              ----------

                                                              1,624,543
                                                              ----------
           BIOPHARMACEUTICALS & BIOTHERAPEUTICS:       31.63%
           (companies with products in clinical
           development)

  22,200   Alnylam Pharmaceuticals Inc.                       476,634

   2,400   Amgen Inc.                                         170,400

  20,400   Atherogenics Inc.                                  251,736

  32,400   Cell Genesys, Inc.                                 125,712

   3,600   CV Therapeutics Inc.                                43,128

  17,600   Human Genome Sciences                              220,352

  25,200   ISIS Pharmaceuticals                               257,292

  16,000   Neopharm, Inc.                                     116,960
                                                              ----------

                                                              1,662,214
                                                              ----------
            BIOINFORMATICS AND ANALYSIS TECHNOLOGIES:  37.87%

   5,000   Affymetrix, Inc.                                   126,500

   5,900   Charles River Laboratories                         246,325

   6,300   Digene Corporation                                 321,930

  18,000   Exelixis, Inc.                                     155,160

   3,800   Gen-Probe, Inc                                     185,212

   6,700   Inventiv Health, Inc.                              203,077

   8,000   PDL Biopharma, Inc.                                181,680

  45,000   Sonus Pharmaceutical                               263,250

   7,000   Thermo Fisher Schientific                          306,810
                                                              ----------

                                                              1,989,944
                                                              ----------

           Total Securities                                   5,276,701
           Cash and Cash Equivalents                           (21,484)
                                                              ----------
           Total Investments                                $5,255,217
                                                              ==========

                          THIRD MILLENNIUM RUSSIA FUND
                              SCHEDULE OF PORTFOLIO
                                   INVESTMENTS
                                November 30, 2006
                                   (Unaudited)

Number
of                                                            Market
Shares       Security Description                             Value
-----------  ---------------------------------             ------------

             COMMON STOCK:                       96.79%

             AGRICULTURE/CHEMICALS:               5.75%

    10,000   Azot Joint GDR                                 $  636,432
   220,000   Kuybyshevazot                                     451,000
 1,039,000   Nizhnekamskneftekhim                              820,810
    20,735   Salavatnefteorgsintez                           1,347,775
 3,030,000   Uralkaliy                                       4,687,410
                                                           ------------

                                                             7,943,427
                                                           ------------

             CELLULAR TELECOMMUNICATION:          5.42%
    60,000   Mobile Telesystems ADR                          2,886,000
    61,000   Vimpel Communications ADR                       4,605,500
                                                           ------------
                                                             7,491,500
                                                           ------------

             CONSUMER:                            7.49%
    45,000   Cherkizovo Group 144A                             675,000
    63,882   Kalina Concern GDR 144A                         2,874,690
    26,000   Open Investments*                               5,564,000
   100,000   Sistema Hals GDR                                1,228,000
                                                           ------------
                                                            10,341,690
                                                           ------------

             EMERGING MARKETS:
    10,000   Renaissance Pre-IPO                  0.74%      1,025,000
                                                           ------------

             FINANCIAL:                           9.87%
     5,500   Sberbank RF                                    13,640,000
                                                           ------------

             GAS DISTRIBUTION:                   17.51%
   750,000   Gazprom RTS                                     8,775,000
   225,000   Novatek OAO Spon GDR                           14,456,250
   183,554   Teton Energy Corporation                          963,659
                                                           ------------
                                                            24,194,909
                                                           ------------

             NATURAL RESOURCES:                  10.89%
 1,569,079   Eurasia Gold Inc.                               1,924,070
    45,000   Norilsk ADR                                     6,975,000
    26,493   Polyus Gold Company ZAO ADR                     1,319,351
    19,000   Verkhanaya Salda Metal                          4,826,000
                                                           ------------
                                                            15,044,421
                                                           ------------

             OIL DISTRIBUTION:                   23.69%
   164,000   Lukoil ADR                                     14,555,000
   613,819   Rosneft Oil Company                             5,614,647
 3,541,400   TNK BP Holding ORD                              8,623,309
 1,082,000   Ufaneftekhim                                    3,927,660
                                                           ------------
                                                            32,720,616
                                                           ------------

             OIL PRODUCTION:                      5.21%
   474,500   Caspian Services Inc.                           1,898,000
    77,000   Surgutneftegaz ADR                              5,293,750
                                                           ------------
                                                             7,191,750
                                                           ------------

             STEEL:                               1.01%
    59,104   Novolipetsk Steel GDR 144A                      1,394,854
                                                           ------------

             TRANSPORTATION:                      1.41%
     8,800   Aeroflot                                        1,953,600
                                                           ------------

             UTILITIES:                           6.10%
 2,696,151   Rengen SHS                                      6,066,340
    25,000   Unified Energy System GDR                       2,366,183
                                                           ------------
                                                             8,432,523
                                                           ------------

             WIRELINE TELECOMMUNICATION:          1.69%
    10,000   Far East Telecom                                  984,000
   200,000   Rostelecom PFD                                    470,000
   100,000   Volgatelecom ADR                                  876,000
                                                           ------------
                                                             2,330,000
                                                           ------------



             Total Securities                    96.79%    133,704,290

             Cash and Cash Equivalents            3.21%      4,438,429
                                              ----------   ------------
             Total Investments                  100.00%   $138,142,719
                                              ==========   ============



*    Non-income producing

ADR-- Security represented is held by the custodian bank in the form of American Depositary Receipts.
GDR-- Security represented is held by the custodian bank in the form of Global Depositary Receipts.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: January 29, 2007
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: January 29, 2007
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: January 29, 2007
      ------------------------------------